Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 3.38%
California: 0.68%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (25 shares) 3.32%144Aø	$2,500,000	$2,500,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (22 shares) 3.32%144Aø	2,200,000	2,200,000
		4,700,000
Delaware: 1.44%
BlackRock Municipal 2030 Target Term Trust Series W-7 AMT (100 shares) 3.02%	10,000,000	10,000,000
Massachusetts: 1.26%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series B (38 shares) 3.32%144Aø	3,750,000	3,750,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (50 shares) 2.95%144Aø	5,000,000	5,000,000
		8,750,000
Total closed-end fund obligations (Cost $23,450,000)		23,450,000

	Interest rate	Maturity date
Municipal obligations: 95.86%
Alabama: 3.74%
Education revenue: 0.07%
University of South Alabama (BAM Insured)	4.00%	4-1-2025	500,000	500,000
Health revenue: 0.49%
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5063 (SIFMA Municipal Swap+0.20%) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144A±	3.07	11-1-2054	3,425,000	3,425,000
Industrial development revenue: 0.29%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.30	7-15-2034	2,000,000	2,002,446
Utilities revenue: 2.89%
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,135,000	1,177,168
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,683,482
Black Belt Energy Gas District Series D	5.00	11-1-2028	5,000,000	5,205,979
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%) (Royal Bank of Canada LIQ)±	4.32	7-1-2052	3,500,000	3,532,289
Black Belt Energy Gas District Series E	5.00	6-1-2025	1,250,000	1,252,859
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2025	650,000	652,072
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,779,229
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3199 (Morgan Stanley Bank LIQ)144Aø	3.17%	4-1-2054	$2,755,000	$2,755,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.40	8-1-2063	2,000,000	2,000,000
				20,038,078
				25,965,524
Alaska: 0.51%
Airport revenue: 0.29%
State of Alaska International Airports System Series C AMT	5.00	10-1-2025	2,000,000	2,018,301
Health revenue: 0.22%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,509,308
				3,527,609
Arizona: 1.60%
Health revenue: 0.57%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.12	1-1-2046	630,000	629,096
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.12	1-1-2046	3,370,000	3,334,890
				3,963,986
Housing revenue: 0.16%
Arizona IDA TWG Glendale LPøø	5.00	3-1-2045	1,100,000	1,121,587
Industrial development revenue: 0.43%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	3,000,000	2,988,090
Utilities revenue: 0.44%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	3,001,585
				11,075,248
Arkansas: 0.30%
Tax revenue: 0.30%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2025	275,000	278,797
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2025	100,000	100,661
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	128,414
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	104,729
City of West Memphis Sales & Use Tax Revenue (AGC Insured)%%	5.00	6-1-2028	1,420,000	1,494,453
				2,107,054
California: 2.69%
GO revenue: 0.23%
State of California	5.00	3-1-2028	1,600,000	1,604,801
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.66%
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00%	3-1-2040	$540,000	$559,062
California HFFA Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2027	600,000	602,129
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2025	400,000	400,318
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2025	750,000	750,000
Palomar Health Obligated Group	5.00	11-1-2028	2,345,000	2,282,972
				4,594,481
Housing revenue: 0.29%
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Citibank N.A. LOC, Citibank N.A. LIQ)144Aø	2.99	9-1-2048	1,999,391	1,999,391
Tax revenue: 0.09%
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2025	600,000	601,690
Transportation revenue: 0.58%
Bay Area Toll Authority Series Bøø	2.85	4-1-2047	4,000,000	4,000,000
Utilities revenue: 0.84%
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	691,762
City of Vernon Electric System Revenue Series A	5.00	4-1-2025	560,000	560,000
City of Vernon Electric System Revenue Series A	5.00	10-1-2025	635,000	641,004
City of Vernon Electric System Revenue Series A	5.00	4-1-2026	420,000	427,854
City of Vernon Electric System Revenue Series A	5.00	10-1-2026	585,000	601,022
Los Angeles Department of Water & Power System Revenue Series A-6 (Bank of America N.A. SPA)ø	3.82	7-1-2035	2,000,000	2,000,000
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2027	400,000	411,860
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2028	500,000	519,756
				5,853,258
				18,653,621
Colorado: 1.58%
Airport revenue: 0.70%
City & County of Denver Airport System Revenue Series B2 AMTøø	5.00	11-15-2031	1,840,000	1,853,518
City & County of Denver Airport System Revenue Series C	5.00	11-15-2025	3,000,000	3,037,454
				4,890,972
Health revenue: 0.58%
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	2.83	5-15-2062	3,000,000	3,000,000
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.55	11-15-2039	1,000,000	1,000,000
				4,000,000
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.20%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00%	12-1-2028	$795,000	$842,456
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2029	500,000	536,782
				1,379,238
Utilities revenue: 0.03%
City of Colorado Springs Utilities System Revenue Series C (Sumitomo Mitsui Banking Corp. SPA)ø	2.84	11-1-2028	200,000	200,000
Water & sewer revenue: 0.07%
Central Weld County Water District (AGM Insured)	5.00	12-1-2025	520,000	526,892
				10,997,102
Connecticut: 1.86%
Education revenue: 0.43%
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	2,991,380
GO revenue: 0.39%
City of Bridgeport Series A	5.00	6-1-2025	2,695,000	2,703,051
Health revenue: 0.51%
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2025	730,000	733,714
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2026	2,735,000	2,805,114
				3,538,828
Housing revenue: 0.36%
Connecticut HFA Series A-1	0.40	5-15-2025	500,000	497,715
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	2.85	11-15-2050	2,000,000	2,000,000
				2,497,715
Tax revenue: 0.17%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2025	1,150,000	1,152,186
				12,883,160
Florida: 4.29%
Health revenue: 2.38%
Lee County IDA Health System, Inc. Obligated Group Series Bø##	3.47	4-1-2049	16,500,000	16,500,000
Housing revenue: 0.94%
Florida Housing Finance Corp. Vineland Family Apartments Ltd. Series Eøø	3.80	6-1-2042	3,500,000	3,518,861
Miami-Dade County HFA Cutler Vista Housing LPøø	5.00	3-1-2027	3,000,000	3,020,828
				6,539,689
Water & sewer revenue: 0.97%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2025	635,000	641,414
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2025-XM1210 (AGM Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.90%	4-1-2031	$3,590,000	$3,590,000
Tohopekaliga Water Authority144A	5.00	10-1-2025	2,500,000	2,524,009
				6,755,423
				29,795,112
Georgia: 3.51%
Health revenue: 0.70%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group	5.00	4-1-2025	660,000	660,000
Development Authority for Fulton County Shepherd Center, Inc. (Truist Bank LOC)ø	2.97	9-1-2035	3,455,000	3,455,000
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	712,226
				4,827,226
Housing revenue: 0.32%
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30	11-1-2028	2,250,000	2,253,004
Utilities revenue: 2.49%
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,000,000	2,985,920
Development Authority of Burke County Georgia Power Co.øø	3.35	11-1-2048	4,000,000	3,977,994
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,780,028
Main Street Natural Gas, Inc. Series C	4.00	12-1-2025	1,000,000	1,003,738
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	4,000,000	3,992,151
Main Street Natural Gas, Inc. Series E	5.00	12-1-2026	2,745,000	2,810,284
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	7-1-2025	200,000	200,916
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2026	225,000	228,440
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2026	300,000	307,691
				17,287,162
				24,367,392
Hawaii: 0.64%
Health revenue: 0.22%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	3.32	7-1-2039	1,540,000	1,540,000
Utilities revenue: 0.42%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,936,144
				4,476,144
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.04%
Housing revenue: 0.04%
Idaho Housing & Finance Association Class I Series Aø	3.05%	1-1-2038	$300,000	$300,000
Illinois: 5.60%
Airport revenue: 0.86%
Chicago Midway International Airport Series A AMT	5.00	1-1-2028	1,200,000	1,243,684
Chicago Midway International Airport Series A AMT	5.00	1-1-2029	1,000,000	1,045,306
Chicago Midway International Airport Series B	5.00	1-1-2027	390,000	404,174
Chicago Midway International Airport Series B	5.00	1-1-2028	225,000	236,809
Chicago Midway International Airport Series C AMT	5.00	1-1-2026	3,000,000	3,044,743
				5,974,716
Education revenue: 0.63%
Illinois Finance Authority Benedictine University	5.00	10-1-2025	600,000	601,313
Illinois Finance Authority Bradley University	5.00	8-1-2025	250,000	251,148
Illinois Finance Authority Bradley University	5.00	8-1-2026	325,000	331,298
Illinois Finance Authority Chicago School - California, Inc.	5.00	4-1-2029	575,000	603,016
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2025	1,500,000	1,515,666
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2025	1,025,000	1,025,000
				4,327,441
GO revenue: 0.43%
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	503,228
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2026	500,000	502,115
State of Illinois Series B	5.00	5-1-2025	2,000,000	2,003,102
				3,008,445
Health revenue: 0.63%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series B	4.00	5-1-2041	2,800,000	2,801,958
Illinois Finance Authority Ascension Health Credit Group Series C	5.00	2-15-2028	1,535,000	1,588,525
				4,390,483
Housing revenue: 1.69%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	5,000,000	4,986,498
City of Chicago New City Redevelopment LPøø	3.50	8-1-2027	2,150,000	2,157,990
Illinois Housing Development Authority 6900 Crandon LIHTC LLC (FHA Insured)øø	5.00	2-1-2027	2,000,000	2,028,887
Illinois Housing Development Authority Maywood SLF I LP Series A (FHA Insured) (FHLB SPA)ø	2.89	1-1-2064	1,000,000	1,000,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	4.00	12-15-2027	1,500,000	1,523,883
				11,697,258
Tax revenue: 1.11%
Regional Transportation Authority Series Bøø	3.30	6-1-2025	5,905,000	5,905,000
State of Illinois Sales Tax Revenue Series 1 (NPFGC Insured)	6.00	6-15-2025	1,780,000	1,789,544
				7,694,544
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.25%
City of Chicago Wastewater Transmission Revenue Series A	5.00%	1-1-2026	$500,000	$507,204
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2027	600,000	620,060
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2028	600,000	630,969
				1,758,233
				38,851,120
Indiana: 3.19%
Airport revenue: 0.22%
Indianapolis Local Public Improvement Bond Bank Series I2 AMT	5.00	1-1-2026	1,500,000	1,521,588
Education revenue: 0.08%
Town of Upland Taylor University, Inc.	4.00	9-1-2025	590,000	591,518
GO revenue: 0.10%
Westfield-Washington Schools Series C	6.00	7-15-2025	675,000	678,800
Housing revenue: 1.12%
Lebanon Middle School Building Corp. Series B	5.00	1-15-2026	1,200,000	1,217,743
Marion High School Building Corp. Community Schools Series B	4.00	7-15-2025	225,000	225,545
Posey County RDA Posey County Black Township Allocation Area BAN	5.00	7-15-2025	3,000,000	3,012,305
Westfield RDA	5.00	7-1-2026	520,000	531,919
Westfield RDA	5.00	1-1-2027	535,000	552,137
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	7-15-2028	1,070,000	1,131,826
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	1-15-2029	1,050,000	1,117,824
				7,789,299
Industrial development revenue: 1.09%
City of Jeffersonville Metals USA, Inc. (Bank of America N.A. LOC)ø	3.10	12-1-2027	1,080,000	1,080,000
City of Whiting BP Products North America, Inc. Series A AMTøø	5.00	12-1-2044	6,380,000	6,461,548
				7,541,548
Resource recovery revenue: 0.58%
Indiana Finance Authority Republic Services, Inc. AMTø	3.85	5-1-2028	4,000,000	3,999,124
				22,121,877
Iowa: 0.79%
Industrial development revenue: 0.51%
Iowa Finance Authority Gevo Iowa RNG LLC AMT (Citibank N.A. LOC)øø	3.88	1-1-2042	3,500,000	3,502,531
Utilities revenue: 0.28%
PEFA, Inc.øø	5.00	9-1-2049	1,920,000	1,954,937
				5,457,468
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 3.09%
GO revenue: 3.09%
City of Manhattan (BAM Insured)	5.00%	6-15-2028	$4,000,000	$4,078,413
City of Manhattan Series 1 (BAM Insured)	5.00	6-15-2027	2,640,000	2,644,017
City of Park City Series 1	3.63	10-1-2027	5,105,000	5,106,173
City of Valley Center Series 1	4.38	12-1-2025	3,855,000	3,856,511
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2026	280,000	287,563
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2027	330,000	344,437
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2028	380,000	401,746
Tender Option Bond Trust Receipts/Certificates Series 2025-ZF1819 (BAM Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.90	9-1-2032	1,875,000	1,875,000
Tender Option Bond Trust Receipts/Certificates Series 2025-ZF1821 (BAM Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.90	9-1-2032	2,845,000	2,845,000
				21,438,860
Kentucky: 1.75%
Education revenue: 0.07%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2025	485,000	482,709
Miscellaneous revenue: 0.53%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2028	705,000	718,586
Rural Water Financing Agency City of Millington Series A	3.70	5-1-2027	3,000,000	3,006,078
				3,724,664
Utilities revenue: 0.15%
Kentucky Public Energy Authority Series A-1	5.00	7-1-2026	500,000	508,843
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	539,579
				1,048,422
Water & sewer revenue: 1.00%
Rural Water Financing Agency County of Macon Series B	3.05	5-1-2027	7,000,000	6,918,719
				12,174,514
Louisiana: 1.82%
Health revenue: 0.58%
Louisiana PFA Ochsner Clinic Foundation Obligated Group Series Bøø	5.00	5-15-2050	4,000,000	4,003,425
Industrial development revenue: 0.43%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	1,006,928
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	2,000,000	1,984,971
				2,991,899
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.69%
State of Louisiana Gasoline & Fuels Tax Revenue Series A (U.S. SOFR+0.50%)±	3.54%	5-1-2043	$4,805,000	$4,792,650
Water & sewer revenue: 0.12%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	836,096
				12,624,070
Maryland: 1.63%
Health revenue: 0.72%
Residual Interest Bond Floater Trust Various States Series 2022-024 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.22	11-15-2049	5,000,000	5,000,000
Housing revenue: 0.91%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	6,000,000	6,032,432
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2028	300,000	311,754
				6,344,186
				11,344,186
Massachusetts: 2.13%
Education revenue: 0.15%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2025	1,065,000	1,066,362
GO revenue: 1.56%
City of Quincy BAN	4.50	7-9-2025	5,254,335	5,277,052
City of Quincy BAN	5.00	7-25-2025	3,000,000	3,019,068
Whitman Hanson Regional School District BAN	5.88	5-15-2025	2,500,000	2,506,079
				10,802,199
Health revenue: 0.36%
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AGM Insured)€	2.70	7-1-2042	2,520,000	2,520,000
Housing revenue: 0.06%
Boston Housing Authority Series B	5.00	10-1-2025	380,000	384,028
				14,772,589
Michigan: 0.81%
GO revenue: 0.39%
Carman-Ainsworth Community Schools	4.00	5-1-2025	2,685,000	2,686,419
Health revenue: 0.28%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	3.12	1-15-2047	1,935,000	1,935,000
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.14%
Michigan Finance Authority Series A-2 (JPMorgan Chase Bank N.A. LOC)	5.00%	8-20-2025	$1,000,000	$1,007,152
				5,628,571
Minnesota: 2.15%
Airport revenue: 0.72%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2026	2,160,000	2,191,086
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2028	2,700,000	2,810,509
				5,001,595
Education revenue: 0.15%
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	2.85	12-1-2040	1,000,000	1,000,000
Health revenue: 0.16%
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2028	1,100,000	1,134,248
Housing revenue: 0.66%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.96	8-15-2038	1,990,000	1,990,000
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.84	11-1-2035	785,000	785,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.95	9-15-2031	1,030,000	1,030,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.99	11-15-2032	800,000	800,000
				4,605,000
Miscellaneous revenue: 0.29%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,001,854
Utilities revenue: 0.17%
Northern Municipal Power Agency	5.00	1-1-2026	1,130,000	1,146,356
				14,889,053
Missouri: 1.49%
Health revenue: 0.94%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,254,600
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2026	475,000	480,527
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2027	760,000	778,515
				6,513,642
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.55%
Missouri Joint Municipal Electric Utility Commission Prairie State Project	5.00%	12-1-2025	$3,740,000	$3,790,178
				10,303,820
Nebraska: 0.87%
Miscellaneous revenue: 0.87%
City of Gretna COP	4.00	12-15-2025	3,000,000	3,001,804
City of Gretna COP	5.00	12-15-2025	3,000,000	3,004,264
				6,006,068
New Hampshire: 0.58%
Education revenue: 0.29%
New Hampshire HEFA Act Trustees of Dartmouth College Series Aøø	3.30	6-1-2040	2,000,000	2,005,506
Housing revenue: 0.29%
New Hampshire HFA Series D (GNMA / FNMA / FHLMC Insured)øø	3.58	7-1-2056	2,000,000	2,002,153
				4,007,659
New Jersey: 0.50%
Education revenue: 0.12%
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00	12-1-2025	850,000	859,906
GO revenue: 0.38%
New Jersey EDA Series GGG144A	5.25	9-1-2025	2,620,000	2,642,996
				3,502,902
New Mexico: 0.66%
Housing revenue: 0.43%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	3,000,000	2,990,137
Utilities revenue: 0.23%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2028	640,000	666,498
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2029	850,000	891,883
				1,558,381
				4,548,518
New York: 4.87%
Education revenue: 0.32%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	2.98	7-1-2032	1,810,000	1,810,000
Saratoga County Capital Resource Corp. Skidmore College Series 2021A	5.00	7-1-2025	425,000	426,980
				2,236,980
GO revenue: 1.93%
City of Ithaca BAN	4.25	2-13-2026	3,000,000	3,016,862
City of Mount Vernon Series A BAN144A	5.50	5-30-2025	4,500,000	4,507,103
City of New York Series 2ø	3.65	4-1-2042	3,000,000	3,000,000
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series A2 (Mizuho Bank Limited LOC)ø	3.55%	10-1-2038	$100,000	$100,000
City of New York Series A3 (Mizuho Bank Limited LOC)ø	3.55	10-1-2040	200,000	200,000
City of New York Series C-4 (AGM Insured)€	6.00	1-1-2032	800,000	800,000
Village of Lowville BAN	5.38	8-21-2025	1,750,000	1,751,969
				13,375,934
Health revenue: 0.07%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2025	500,000	500,000
Housing revenue: 1.35%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	6,000,000	6,014,845
New York City Housing Development Corp. Series C-2øø	0.70	11-1-2060	375,000	372,209
New York State Housing Finance Agency Series J	0.75	5-1-2025	2,945,000	2,935,915
				9,322,969
Industrial development revenue: 0.90%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.00	10-1-2028	1,350,000	1,350,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	2,500,000	2,523,259
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	2,335,000	2,383,339
				6,256,598
Transportation revenue: 0.30%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,056,974
				33,749,455
North Carolina: 2.48%
Airport revenue: 0.13%
Raleigh Durham Airport Authority Series C (TD Bank N.A. LOC)ø	2.83	5-1-2036	885,000	885,000
Health revenue: 1.99%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,474,416
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series G (JPMorgan Chase Bank N.A. SPA)ø	3.45	1-15-2048	12,360,000	12,360,000
				13,834,416
Industrial development revenue: 0.36%
Cumberland County Industrial Facilities & PCFA American Titanium Metal LLC AMTøø	3.75	12-1-2027	2,500,000	2,503,588
				17,223,004
Ohio: 6.09%
Education revenue: 0.13%
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2025	885,000	886,192
See accompanying notes to portfolio of investments
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.97%
Bedford City School District	4.50%	9-4-2025	$2,500,000	$2,516,376
City of Fairfield BAN	4.38	4-16-2025	884,000	884,374
City of Huber Heights Series B BAN	4.50	7-10-2025	2,630,000	2,640,612
City of Montgomery BAN	4.50	6-10-2025	2,000,000	2,004,754
City of North Olmsted BAN	5.00	6-25-2025	2,850,000	2,860,405
City of Strongsville BAN144A	5.00	12-10-2025	1,850,000	1,866,896
County of Lorain Series C BAN	4.25	12-5-2025	2,500,000	2,500,508
County of Trumbull BAN144A	4.00	3-12-2026	2,041,000	2,055,676
Monroe Local School District BAN	4.13	12-3-2025	2,200,000	2,208,445
Township of Mifflin BAN	5.00	2-12-2026	1,050,000	1,061,910
				20,599,956
Health revenue: 2.15%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,169,051
County of Butler UC Health Obligated Group	5.00	11-15-2025	1,580,000	1,586,972
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Aø	3.05	1-15-2045	6,750,000	6,750,000
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	3.40	1-15-2033	1,405,000	1,405,000
				14,911,023
Miscellaneous revenue: 0.44%
American Municipal Power, Inc. City of Wapakoneta BAN	4.50	6-19-2025	1,000,000	1,002,248
County of Cuyahoga Convention Hotel Project COP	5.00	12-1-2026	2,000,000	2,062,140
				3,064,388
Resource recovery revenue: 0.29%
Ohio Air Quality Development Authority American Electric Power Co, Inc. Series A AMT	3.75	1-1-2029	2,000,000	1,992,892
Utilities revenue: 0.11%
American Municipal Power, Inc. Series 2025A	5.00	2-15-2029	765,000	812,838
				42,267,289
Oklahoma: 3.20%
Education revenue: 0.18%
University of Oklahoma Series A (BAM Insured)	5.00	7-1-2027	700,000	733,925
University of Oklahoma Series B	5.00	7-1-2025	510,000	512,504
				1,246,429
GO revenue: 0.67%
Lincoln County Independent School District No. 103 Prague	4.50	6-1-2026	1,005,000	1,016,457
McClain County Independent School District No. 1 Newcastle	5.00	7-1-2026	2,035,000	2,082,148
Muskogee County Independent School District No. 29	3.85	7-1-2025	1,550,000	1,550,196
				4,648,801
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.75%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.51%	8-15-2031	$5,200,000	$5,200,000
Housing revenue: 1.28%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,780,000	1,822,694
Oklahoma Housing Finance Agency Lakeshore Pointe LLCøø	3.35	12-1-2027	5,000,000	5,010,519
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2026	1,050,000	1,071,100
Texas County Development Authority Texas County Independent School District No. 8 Guymon	5.00	10-1-2028	900,000	955,268
				8,859,581
Water & sewer revenue: 0.32%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572 (Royal Bank of Canada LIQ)144Aø	2.90	10-1-2045	2,220,000	2,220,000
				22,174,811
Oregon: 0.75%
Airport revenue: 0.70%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2029	3,960,000	4,179,586
Port of Portland Airport Revenue Series 30-B AMT	5.00	7-1-2026	675,000	688,128
				4,867,714
GO revenue: 0.05%
Port of Morrow Series A	4.00	6-1-2025	325,000	325,381
				5,193,095
Pennsylvania: 4.62%
Airport revenue: 0.22%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2025	1,545,000	1,552,782
Education revenue: 0.52%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,250,000	2,285,328
Delaware County Authority Neumann University	5.00	10-1-2025	525,000	526,278
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2025	355,000	356,370
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	435,890
				3,603,866
GO revenue: 0.19%
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2026	170,000	165,480
Octorara Area School District (AGM Insured)	4.00	4-1-2025	600,000	600,000
Riverside School District (BAM Insured)	4.00	10-15-2025	550,000	552,928
				1,318,408
Health revenue: 2.59%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.57	11-15-2047	6,000,000	5,954,971
Central Bradford Progress Authority Guthrie Clinic Series Dø	3.51	12-1-2041	7,075,000	7,075,000
See accompanying notes to portfolio of investments
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50%	11-1-2027	$890,000	$934,449
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.67	9-1-2050	1,750,000	1,750,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.92	7-15-2043	2,250,000	2,250,000
				17,964,420
Housing revenue: 0.15%
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2025	1,000,000	1,003,478
Resource recovery revenue: 0.14%
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	953,206
Tax revenue: 0.07%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2025	500,000	500,652
Transportation revenue: 0.72%
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.72	7-15-2041	5,000,000	4,997,881
Water & sewer revenue: 0.02%
Allegheny County Sanitary Authority Series A	4.00	6-1-2025	150,000	150,262
				32,044,955
Puerto Rico: 0.28%
Miscellaneous revenue: 0.28%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,940,000	1,950,976
Rhode Island: 0.29%
GO revenue: 0.29%
City of Pawtucket Series 2 BAN	4.50	10-24-2025	2,000,000	2,010,488
South Carolina: 0.80%
Health revenue: 0.11%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2027	250,000	256,726
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2028	275,000	283,891
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2029	250,000	258,818
				799,435
Resource recovery revenue: 0.47%
South Carolina Jobs-EDA Enerra SC-1 LLC AMT144Aøø	3.70	12-15-2027	3,250,000	3,236,665
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.22%
South Carolina Public Service Authority Series B	5.00%	12-1-2025	$1,500,000	$1,520,601
				5,556,701
Tennessee: 3.00%
Airport revenue: 0.40%
Memphis-Shelby County Airport Authority Series A AMT	5.00	7-1-2025	2,750,000	2,763,019
Health revenue: 0.61%
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.73	9-1-2036	4,230,000	4,230,000
Housing revenue: 1.30%
Chattanooga Health Educational & Housing Facility Board One Westside Phase 1B LPøø	3.60	6-1-2048	2,000,000	2,010,081
Health Educational & Housing Facility Board of the City of Memphis APP Pershing Park Partners LLLP (FHA Insured)øø	3.25	11-1-2029	4,000,000	4,001,796
Knox County Health Educational & Housing Facility Board Pines III LP (Department of Housing and Urban Development Insured)øø	3.10	9-1-2029	3,000,000	2,990,494
				9,002,371
Utilities revenue: 0.69%
Tennergy Corp. Series A	5.00	6-1-2028	275,000	286,950
Tennergy Corp. Series A	5.00	6-1-2029	860,000	902,294
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,606,959
				4,796,203
				20,791,593
Texas: 11.48%
Airport revenue: 1.03%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,041,232
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2026	1,000,000	1,022,536
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2027	3,000,000	3,108,860
Port Authority of Houston of Harris County Texas	5.00	10-1-2025	950,000	960,005
				7,132,633
Education revenue: 0.76%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2026	280,000	282,469
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2028	360,000	381,323
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2029	380,000	406,731
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2026	675,000	681,666
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.27	6-15-2056	3,500,000	3,500,000
				5,252,189
GO revenue: 4.69%
Clear Creek Independent School District Series Bøø	3.60	2-15-2035	2,250,000	2,253,593
See accompanying notes to portfolio of investments
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Fort Bend Series B	5.00%	3-1-2029	$3,500,000	$3,504,882
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,282,749
Fort Bend Independent School District Series Bøø	0.88	8-1-2050	3,020,000	2,994,249
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,080,859
Little Elm Independent School Districtøø	0.68	8-15-2048	280,000	277,329
North East Independent School Districtøø	3.75	8-1-2049	3,000,000	3,025,099
Northside Independent School District Series Bøø	3.45	8-1-2054	2,500,000	2,499,204
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,048,225
Ponder Independent School Districtøø	4.00	2-15-2051	2,000,000	2,035,109
Sinton Independent School Districtø	4.00	8-15-2051	3,540,000	3,545,204
State of Texas Series A	3.20	10-1-2028	3,000,000	3,000,027
				32,546,529
Health revenue: 0.50%
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2026	700,000	715,385
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2027	700,000	728,436
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2028	760,000	803,921
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series B	5.00	7-1-2025	1,250,000	1,255,571
				3,503,313
Housing revenue: 1.17%
City of Dallas Housing Finance Corp. Mondello Apartments LLC (FHA Insured)øø	5.00	8-1-2027	1,785,000	1,826,285
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.15	3-1-2038	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0585 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.80	7-1-2064	3,300,000	3,300,000
				8,126,285
Tax revenue: 1.97%
City of Dallas144Aøø	6.00	8-15-2053	8,000,000	8,012,653
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2029	1,500,000	1,502,309
Harris County-Houston Sports Authority Series B (AGC Insured)	5.00	11-15-2026	4,000,000	4,119,131
				13,634,093
Transportation revenue: 0.21%
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2027	500,000	519,242
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2028	450,000	475,552
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2029	400,000	428,289
				1,423,083
Utilities revenue: 1.15%
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	3,000,000	3,001,553
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	3.74%	2-1-2048	$4,000,000	$3,999,522
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2025	1,000,000	998,099
				7,999,174
				79,617,299
Utah: 0.44%
Airport revenue: 0.34%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	1,325,000	1,330,671
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,019,696
				2,350,367
Utilities revenue: 0.10%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2028	400,000	422,814
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2029	285,000	304,388
				727,202
				3,077,569
Vermont: 0.58%
Housing revenue: 0.58%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	3,998,277
Virginia: 1.53%
Education revenue: 0.04%
Virginia College Building Authority Regent University	5.00	6-1-2025	250,000	250,231
Health revenue: 0.20%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2026	500,000	511,516
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2027	500,000	520,560
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2028	350,000	370,007
				1,402,083
Housing revenue: 0.58%
Virginia Housing Development Authority Series Føø	3.63	7-1-2055	4,000,000	4,000,104
Industrial development revenue: 0.29%
Virginia Small Business Financing Authority Pure Salmon Virginia LLC AMTøø	4.00	11-1-2052	2,000,000	2,000,678
Utilities revenue: 0.42%
Louisa IDA Virginia Electric & Power Co. Series Bøø	0.75	11-1-2035	3,000,000	2,949,774
				10,602,870
See accompanying notes to portfolio of investments
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 1.39%
Airport revenue: 0.87%
Port of Seattle Series B AMT	5.00%	7-1-2025	$3,500,000	$3,514,539
Port of Seattle Series C AMT	5.00	4-1-2025	2,500,000	2,500,000
				6,014,539
Health revenue: 0.22%
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	5.00	8-15-2027	1,500,000	1,508,398
Housing revenue: 0.30%
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,097,936
				9,620,873
West Virginia: 1.00%
Industrial development revenue: 0.42%
West Virginia EDA Appalachian Power Co. Series Aøø	0.63	12-1-2038	3,000,000	2,933,243
Resource recovery revenue: 0.37%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,526,898
Utilities revenue: 0.21%
West Virginia EDA Appalachian Power Co. Series Bøø	3.75	12-1-2042	1,450,000	1,450,704
				6,910,845
Wisconsin: 4.80%
GO revenue: 0.96%
City of Manitowoc%%	4.25	8-1-2027	4,035,000	4,093,571
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2029	690,000	736,399
County of Winnebago	5.00	4-1-2025	1,830,000	1,830,000
				6,659,970
Health revenue: 0.75%
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2025	385,000	385,857
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2027	850,000	884,800
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2028	900,000	953,015
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2029	850,000	913,142
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	671,101
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,418,886
				5,226,801
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.44%
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.85%	3-1-2042	$1,915,000	$1,915,000
Wisconsin Housing & EDA Flats at Bishops Woods LP Series Føø	5.00	12-1-2027	1,100,000	1,131,523
				3,046,523
Miscellaneous revenue: 1.72%
City of Watertown	4.00	10-1-2025	1,225,000	1,225,470
PMA Levy & Aid Anticipation Notes Program Series A	5.00	9-24-2025	5,000,000	5,045,759
Town of Clayton Series B	2.00	6-1-2026	1,000,000	976,156
Village of Pewaukee	5.00	4-15-2025	1,600,000	1,601,227
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,048,869
				11,897,481
Utilities revenue: 0.43%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,000,397
Water & sewer revenue: 0.50%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,464,234
Village of Sharon Combined Utility System Revenue Series A BAN	5.00	12-1-2026	2,000,000	2,027,700
				3,491,934
				33,323,106
Wyoming: 0.44%
Health revenue: 0.44%
County of Laramie Cheyenne Regional Medical Center	4.00	5-1-2025	1,030,000	1,030,674
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	2,000,305
				3,030,979
Total municipal obligations (Cost $665,224,535)				664,963,426

		Yield	Shares
Short-term investments: 0.64%
Investment companies: 0.64%
Allspring Government Money Market Fund Select Class♠∞##		4.27	4,430,765	4,430,765
Total short-term investments (Cost $4,430,765)				4,430,765
Total investments in securities (Cost $693,105,300)	99.88%			692,844,191
Other assets and liabilities, net	0.12			800,937
Total net assets	100.00%			$693,645,128

See accompanying notes to portfolio of investments
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2025 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,647,326	$325,456,396	$(325,672,957)	$0	$0	$4,430,765	4,430,765	$144,398
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 21

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$23,450,000	$0	$23,450,000
Municipal obligations	0	664,963,426	0	664,963,426
Short-term investments
Investment companies	4,430,765	0	0	4,430,765
Total assets	$4,430,765	$688,413,426	$0	$692,844,191
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
22 | Allspring Ultra Short-Term Municipal Income Fund